CAPITAL RATIOS (Tables)	12 Months Ended
Dec. 31, 2015
Capital Ratios
Schedule of actual capital amounts and ratios
					To be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2015
Common Equity Tier 1 Capital to Risk Weighted Assets	$68,467,000	14.29%	$21,555,000	4.50%	N/A	N/A

Tier I Capital to Adjusted Total Assets	68,467,000	10.28%	26,651,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	68,467,000	14.29%	28,740,000	6.00%	N/A	N/A

Total Capital to Risk Weighted Assets	77,389,000	16.16%	38,321,000	8.00%	N/A	N/A

	2014
Tier I Capital to Adjusted Total Assets	$65,256,000	10.54%	$24,764,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,256,000	15.70%	16,630,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	73,210,000	17.61%	33,260,000	8.00%	N/A	N/A

Bank
Capital Ratios
Schedule of actual capital amounts and ratios
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2015
Common Equity Tier 1 Capital to Risk Weighted Assets	$71,273,000	14.89%	$21,546,000	4.50%	$31,122,000	6.50%

Tier I Capital to Adjusted Total Assets	71,273,000	11.47%	24,855,000	4.00%	31,069,000	5.00%

Tier I Capital to Risk Weighted Assets	71,273,000	14.89%	28,728,000	6.00%	38,303,000	8.00%

Total Capital to Risk Weighted Assets	76,195,000	15.91%	38,303,000	8.00%	47,879,000	10.00%

	2014
Tier I Capital to Adjusted Total Assets	$67,995,000	11.22%	$24,235,000	4.00%	$30,294,000	5.00%

Tier I Capital to Risk Weighted Assets	67,995,000	16.36%	16,623,000	4.00%	24,935,000	6.00%

Total Capital to Risk Weighted Assets	71,949,000	17.31%	33,247,000	8.00%	41,558,000	10.00%